Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,324	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	118	19
Trading assets, consolidated VIEs	6,053	6,399
Investment securities, consolidated VIEs	34	41
Other investments, consolidated VIEs	2,327	2,346
Net loans, consolidated VIEs	6,611	5,940
Premises and equipment, consolidated VIEs	574	609
Other assets, consolidated VIEs	11,944	13,001
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	175	221
Trading liabilities, consolidated VIEs	1,256	1,286
Short-term borrowings, consolidated VIEs	7,095	6,141
Long-term debt, consolidated VIEs	13,860	14,858
Other liabilities, consolidated VIEs	680	745
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,324	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	118	19
Trading assets, consolidated VIEs	6,053	6,399
Investment securities, consolidated VIEs	34	41
Other investments, consolidated VIEs	2,327	2,346
Net loans, consolidated VIEs	6,611	5,940
Premises and equipment, consolidated VIEs	574	609
Loans held-for-sale, consolidated VIEs	10,184	11,174
Other assets, consolidated VIEs	1,760	1,827
Total assets of consolidated VIEs	28,985	29,751
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	175	221
Trading liabilities, consolidated VIEs	1,256	1,286
Short-term borrowings, consolidated VIEs	7,095	6,141
Long-term debt, consolidated VIEs	13,860	14,858
Other liabilities, consolidated VIEs	680	745
Total liabilities of consolidated VIEs	23,066	23,251
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,047	1,202
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,206	1,207
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	7,520	7,231
Other assets, consolidated VIEs	44	43
Total assets of consolidated VIEs	9,817	9,683
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	23	30
Short-term borrowings, consolidated VIEs	318	0
Long-term debt, consolidated VIEs	9,433	9,383
Other liabilities, consolidated VIEs	55	69
Total liabilities of consolidated VIEs	9,829	9,482
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	24	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	118	19
Trading assets, consolidated VIEs	561	728
Investment securities, consolidated VIEs	34	41
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	5,397	4,720
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,015	751
Total assets of consolidated VIEs	7,149	6,283
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	6,737	6,141
Long-term debt, consolidated VIEs	21	24
Other liabilities, consolidated VIEs	0	2
Total liabilities of consolidated VIEs	6,758	6,167
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	18	18
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	821	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	2,661	3,941
Other assets, consolidated VIEs	0	0
Total assets of consolidated VIEs	3,500	3,959
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	3,595	4,483
Other liabilities, consolidated VIEs	1	0
Total liabilities of consolidated VIEs	3,596	4,483
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	161	43
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	2,497	2,681
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	5	30
Total assets of consolidated VIEs	2,663	2,754
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	40	0
Long-term debt, consolidated VIEs	310	276
Other liabilities, consolidated VIEs	3	24
Total liabilities of consolidated VIEs	353	300
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	70	102
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	526	554
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	1,811	1,863
Net loans, consolidated VIEs	56	62
Premises and equipment, consolidated VIEs	496	527
Loans held-for-sale, consolidated VIEs	3	2
Other assets, consolidated VIEs	481	740
Total assets of consolidated VIEs	3,443	3,850
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	3	3
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	41	227
Other liabilities, consolidated VIEs	150	157
Total liabilities of consolidated VIEs	194	387
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	22	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,245	1,211
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	516	483
Net loans, consolidated VIEs	337	1,158
Premises and equipment, consolidated VIEs	78	82
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	215	263
Total assets of consolidated VIEs	2,413	3,222
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	175	221
Trading liabilities, consolidated VIEs	1,230	1,253
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	460	465
Other liabilities, consolidated VIEs	471	493
Total liabilities of consolidated VIEs	2,336	2,432
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	7,828	9,985
Net loans, non-consolidated VIEs	7,501	9,424
Other assets, non-consolidated VIEs	76	401
Total variable interest assets, non-consolidated VIEs	15,405	19,810
Maximum exposure to loss (CHF million)
Maximum exposure to loss	26,554	22,515
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	218,093	213,657
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	133	126
Net loans, non-consolidated VIEs	9	0
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	142	126
Maximum exposure to loss (CHF million)
Maximum exposure to loss	155	153
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	9,096	7,093
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	3,392	5,497
Net loans, non-consolidated VIEs	119	123
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	3,511	5,620
Maximum exposure to loss (CHF million)
Maximum exposure to loss	12,997	7,056
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	113,118	113,845
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,202	1,449
Net loans, non-consolidated VIEs	1,729	1,302
Other assets, non-consolidated VIEs	71	32
Total variable interest assets, non-consolidated VIEs	3,002	2,783
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,504	3,180
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	62,922	58,646
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	664	834
Net loans, non-consolidated VIEs	4,125	4,742
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	4,789	5,576
Maximum exposure to loss (CHF million)
Maximum exposure to loss	5,247	6,051
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	24,417	23,633
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,437	2,079
Net loans, non-consolidated VIEs	1,519	3,257
Other assets, non-consolidated VIEs	5	369
Total variable interest assets, non-consolidated VIEs	3,961	5,705
Maximum exposure to loss (CHF million)
Maximum exposure to loss	4,651	6,075
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	8,540	10,440